Document and Entity Information	12 Months Ended
Oct. 23, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	FIDELITY ADVISOR SERIES I
Central Index Key	0000722574
Amendment Flag	false
Document Creation Date	Oct. 22, 2013
Document Effective Date	Oct. 23, 2013
Prospectus Date	Oct. 23, 2013